Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of loans and leases receivable [Roll Forward]
Balance at beginning of year	$ 7,742	$ 6,879
New loans and advances	478	1,957
Repayments	(847)	(1,094)
Balance at end of year	$ 7,373	$ 7,742
Minimum
Related Party Transaction [Line Items]
Related party entity ownership percentage	10.00%	10.00%